Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2026
Platforms [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Web Domains [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years